DEFERRED TAX	12 Months Ended
Dec. 31, 2021
Disclosure of deferred taxes [text block] [Abstract]
DEFERRED TAX
NOTE 28: DEFERRED TAX
The Group’s and the Bank’s deferred tax assets and liabilities are as follows:

	The Group		The Bank
	2021	2020	2021	2020
	£m	£m	£m	£m
Statutory position
Deferred tax assets	4,048	3,468	2,434	2,109
Deferred tax liabilities	—	—	—	—
Net deferred tax asset at 31 December	4,048	3,468	2,434	2,109

Tax disclosure
Deferred tax assets	6,377	5,327	3,861	3,042
Deferred tax liabilities	(2,329)	(1,859)	(1,427)	(933)
Net deferred tax asset at 31 December	4,048	3,468	2,434	2,109
The statutory position reflects the deferred tax assets and liabilities as disclosed in the consolidated balance sheet and takes into account the ability of the Group and the Bank to net assets and liabilities where there is a legally enforceable right of offset. The tax disclosure of deferred tax assets and liabilities ties to the amounts outlined in the tables below which splits the deferred tax assets and liabilities by type, before such netting.
Finance Act 2021, which was substantively enacted on 24 May 2021, increases the rate of corporation tax from 19 per cent to 25 per cent with effect from 1 April 2023. The impact of this rate change is an increase in the Group’s net deferred tax asset as at 31 December 2021 of £942 million, comprising a £1,168 million credit included in the income statement and a £226 million charge included in equity. The tax credit in 2020 included an uplift in deferred tax assets following the announcement by the UK Government that it would maintain the corporation tax rate at 19 per cent.
On 27 October 2021, the UK Government announced its intention to decrease the rate of banking surcharge from 8 per cent to 3 per cent with effect from 1 April 2023. This change was substantively enacted on 2 February 2022 and its impact on deferred tax is therefore not included in these financial statements. Had this change in banking surcharge rate been substantively enacted at 31 December 2021, the impact would have been to recognise a £3 million deferred tax charge in the income statement and an £83 million credit within other comprehensive income, increasing the Group's net deferred tax asset by £80 million.
Movements in deferred tax assets and liabilities (before taking into consideration the offsetting of balances within the same taxing jurisdiction) can be summarised as follows:

The Group Deferred tax assets	Tax losses	Property, plant and equipment	Provisions	Share-based payments	Pension liabilities	Derivatives	Asset revaluations[1]	Other temporary differences	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2020	3,600	670	225	32	53	19	—	132	4,731
Credit (charge) to the income statement	454	8	4	(5)	6	(12)	28	94	577
Credit (charge) to other comprehensive income	—	—	22	—	(3)	—	—	—	19
At 31 December 2020	4,054	678	251	27	56	7	28	226	5,327
Credit (charge) to the income statement	964	82	13	(10)	15	30	(28)	(50)	1,016
Credit (charge) to other comprehensive income	—	—	36	—	(2)	—	—	—	34
At 31 December 2021	5,018	760	300	17	69	37	—	176	6,377

The Group Deferred tax liabilities		Capitalised software enhancements		Acquisition fair value	Pension assets	Derivatives	Asset revaluations[1]	Other temporary differences	Total
			£m	£m	£m	£m	£m	£m	£m
At 1 January 2020			(21)	(483)	(150)	(562)	(38)	(111)	(1,365)
(Charge) credit to the income statement			(207)	147	(77)	(106)	(22)	(94)	(359)
(Charge) credit to other comprehensive income			—	—	(165)	(31)	60	—	(136)
Exchange and other adjustments			—	—	—	—	—	1	1
At 31 December 2020			(228)	(336)	(392)	(699)	—	(204)	(1,859)
(Charge) credit to the income statement			(47)	(16)	(93)	(65)	2	(115)	(334)
(Charge) credit to other comprehensive income			—	—	(846)	764	(54)	—	(136)
At 31 December 2021			(275)	(352)	(1,331)	—	(52)	(319)	(2,329)
1Financial assets at fair value through other comprehensive income.

The Bank Deferred tax assets	Tax losses	Property, plant and equipment	Provisions	Share-based payments	Pension liabilities	Other temporary differences	Total
	£m	£m	£m	£m	£m	£m	£m
At 1 January 2020	2,198	343	128	19	33	13	2,734
Credit (charge) to the income statement	309	(38)	10	(1)	1	9	290
Credit (charge) to other comprehensive income	—	—	22	—	(4)	—	18
At 31 December 2020	2,507	305	160	18	30	22	3,042
Credit (charge) to the income statement	683	101	14	(8)	6	(13)	783
Credit to other comprehensive income	—	—	36	—	—	—	36
At 31 December 2021	3,190	406	210	10	36	9	3,861

The Bank Deferred tax liabilities	Capitalised software enhancements		Pension assets	Derivatives	Asset revaluations[1]	Other temporary differences	Total
		£m	£m	£m	£m	£m	£m
At 1 January 2020		(19)	(97)	(536)	(36)	(17)	(705)
(Charge) credit to the income statement		(193)	(5)	1	(9)	12	(194)
(Charge) credit to other comprehensive income		—	(105)	30	40	—	(35)
Exchange and other adjustments		—	—	—	—	1	1
At 31 December 2020		(212)	(207)	(505)	(5)	(4)	(933)
Charge to the income statement		(44)	(8)	(1)	(1)		(54)
(Charge) credit to other comprehensive income		—	(584)	190	(46)	—	(440)
At 31 December 2021		(256)	(799)	(316)	(52)	(4)	(1,427)
1Financial assets at fair value through other comprehensive income.
At 31 December 2021 the Group carried net deferred tax assets on its balance sheet of £4,048 million (2020: £3,468 million) and the Bank carried deferred tax assets of £2,434 million (2020: £2,109 million) principally relating to tax losses carried forward.
Estimation of income taxes includes the assessment of recoverability of deferred tax assets. Deferred tax assets are only recognised to the extent that they are considered more likely than not to be recoverable based on existing tax laws and forecasts of future taxable profits against which the underlying tax deductions can be utilised. The Group has recognised a deferred tax asset of £5,018 million (2020: £4,054 million), and the Bank £3,190 million (2020: £2,507 million) in respect of trading losses carried forward. Substantially all of these losses have arisen in Bank of Scotland plc and Lloyds Bank plc, and they will be utilised as taxable profits arise in those legal entities in future periods.
The Group’s expectations of future UK taxable profits require management judgement, and take into account the Group’s long-term financial and strategic plans and anticipated future tax-adjusting items. In making this assessment, account is taken of business plans, the Board-approved operating plan and the expected future economic outlook as set out in the strategic report, as well as the risks associated with future regulatory, climate-related and other change, in order to produce a base case forecast of future UK taxable profits. Under current law there is no expiry date for UK trading losses not yet utilised, and given the forecast of future profitability and the Group’s commitment to the UK market, in management's judgement it is more likely than not that the value of the losses will be recovered by the Group while still operating as a going concern. Banking tax losses that arose before 1 April 2015 can only be used against 25 per cent of taxable profits arising after 1 April 2016, and they cannot be used to reduce the surcharge on banking profits. These restrictions in utilisation mean that the value of the deferred tax asset in respect of tax losses is only expected to be fully recovered by 2047 (2020: 2049) in the base case forecast. The rate of recovery of the Group’s tax loss asset is not a straight line, being affected by the relative profitability of the legal entities in future periods, and the relative size of their tax losses carried forward. It is expected in the base case that 60 per cent of the value will be recovered by 2034, when Bank of Scotland plc will have utilised all of its available tax losses. It is possible that future tax law changes could materially affect the timing of recovery and the value of these losses ultimately realised by the Group. The value of the deferred tax asset in respect of tax losses increased by £1,156 million in 2021 as a result of the change in UK tax rates.
Deferred tax not recognised
Deferred tax assets of £151 million (2020: £104 million) for the Group and £116 million (2020: £90 million) for the Bank have not been recognised in respect of £593 million for the Group and £453 million for the Bank of UK tax losses and other temporary differences which can only be used to offset future capital gains. UK capital losses can be carried forward indefinitely.
No deferred tax asset was recognised in 2020 in respect of unrelieved foreign tax credits of £46 million for the Group and £7 million for the Bank, as there were no expected profits against which the credits could be utilised. The formal closure of the branches in respect of which these credits arose means that the credits have now been extinguished.
No deferred tax has been recognised in respect of foreign trade losses where it is not more likely than not that we will be able to utilise them in future periods. Of the asset not recognised, £34 million for the Group and nil for the Bank (2020: £34 million for the Group and £nil for the Bank) relates to losses that will expire if not used within 20 years, and £5 million for the Group and £3 million for the Bank (2020: £43 million for the Group and £4 million for the Bank) relates to losses with no expiry date.
As a result of parent company exemptions on dividends from subsidiaries and on capital gains on disposal there are no significant taxable temporary differences associated with investments in subsidiaries, branches, associates and joint arrangements.